(Loss)/Earnings Per Share - Summary Of Computation Of Earnings Per Share Basic (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Numerator:
Net (loss)/income attributable to ordinary shareholders	$ 526	¥ 3,430	¥ (11,765)	¥ (42,614)
Less: Noncumulative dividends to Preferred Shares	(162)	(1,059)
Net income/(loss) attributable to ordinary shareholders for computing basic (loss)/earnings per ordinary share	$ 364	¥ 2,371	¥ (11,765)	¥ (42,614)
Denominator:
Weighted average number of shares outstanding	28,282,187	28,282,187	14,972,760	14,972,760
(Loss)/earnings per share basic | (per share)	$ 0.01	¥ 0.08	¥ (0.79)	¥ (2.85)